SCHEDULE 1 STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (2,202)	$ 3,005	$ 384
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,465	1,928	1,532
Share of net loss (income) of an equity method investee	(41)	1,113	781
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,549)	1,736	(1,326)
Accrued expenses and other current liabilities	(3,526)	(3,002)	(1,680)
Cash provided by operating activities	(3,296)	7,265	3,230
Investing activities:
Investment in an equity method investee	(1,500)	(9,676)	(5,606)
Increase in deposit paid for acquisition of intangible assets			(2,408)
Net cash used in investing activities	33,791	(26,658)	(51,685)
Financing activities:
Repurchase of ordinary shares	(4,152)	(6,251)	(9,019)
Proceeds from exercise of stock options	2,289	671	316
Cash used in financing activities	6,936	7,131	2,619
Net (decrease) increase in cash and cash equivalents	37,431	(12,262)	(45,836)
Cash and cash equivalents at the beginning of the year	33,207	42,872	87,706
Cash and cash equivalents at the end of the year	71,336	33,207	42,872
Parent Company [Member]
Operating activities:
Net income (loss)	(2,202)	3,005	384	(10,398)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,465	1,928	1,532
Share of net income of subsidiaries	(1,080)	(6,786)	(4,058)
Share of net loss (income) of an equity method investee	(50)	(28)	81
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	30	(186)	88
Accrued expenses and other current liabilities	1,462	115	30
Amounts due to subsidiaries	3,440	15,489	16,516
Cash provided by operating activities	3,065	13,537	14,573
Investing activities:
Investment in an equity method investee		(7,076)	(4,405)
Increase in deposit paid for acquisition of intangible assets			(1,100)
Increase in amounts due from subsidiaries	(1,829)	(67)	(375)
Capital contribution in subsidiaries			(88)
Net cash used in investing activities	(1,829)	(7,143)	(5,968)
Financing activities:
Repurchase of ordinary shares	(4,152)	(6,251)	(9,019)
Proceeds from exercise of stock options	2,289	671	316
Cash used in financing activities	(1,863)	(5,580)	(8,703)
Net (decrease) increase in cash and cash equivalents	(627)	814	(98)
Cash and cash equivalents at the beginning of the year	1,882	1,068	1,166
Cash and cash equivalents at the end of the year	$ 1,255	$ 1,882	$ 1,068	$ 1,166